Expense Example	Feb. 27, 2025 USD ($)
Invesco Agriculture Commodity Strategy No K-1 ETF | Invesco Agriculture Commodity Strategy No K-1 ETF | Invesco Agriculture Commodity Strategy No K-1 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	915
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF | Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF | Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	392
Expense Example, with Redemption, 10 Years	893
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	$ 827